Employee Benefit Plans and Postretirement Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans and Postretirement Benefits [Abstract]
Employee Benefit Plans and Postretirement Benefits

Note 12: Employee Benefit Plans and Postretirement Benefits

CNH has defined benefit plans that cover certain employees in various jurisdictions. Benefits are generally based on years of service and, for most salaried employees, on final average compensation. CNH’s defined benefit pension plans in the U.S., U.K. and Canada are all closed to new entrants.

CNH has postretirement health and life insurance plans that cover certain U.S. and Canadian employees. CNH’s U.S. salaried and non-represented hourly employees and Canadian employees hired after January 1, 2001 and January 1, 2002, respectively, are not eligible for postretirement health and life insurance benefits under the CNH plans. These benefits may be subject to deductibles, co-payment provisions and other limitations, and CNH has reserved the right to change or terminate these benefits, subject to the provisions of any collective bargaining agreement.

Former parent companies of New Holland and Case retained certain accumulated pension benefit obligations and related assets and certain accumulated postretirement health and life insurance benefit obligations. Accordingly, as these remain the obligations of the former parent companies, the financial statements of CNH do not reflect any of these assets or liabilities. See “Note 14: Commitments and Contingencies” for a discussion of litigation related to certain obligations retained by former parent companies.

Obligations and Funded Status

The following summarizes data from CNH’s defined benefit pension plans and postretirement health and life insurance plans for the years ended December 31, 2012 and 2011:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
	(in millions)
Change in benefit obligations:
Actuarial present value of benefit obligation at beginning of year	$2,866	$2,807	$1,173	$1,156
Service cost	23	25	9	9
Interest cost	129	143	52	58
Plan participants’ contributions	2	2	6	6
Actuarial loss	242	90	39	23
Gross benefits paid	(188)	(190)	(80)	(79)
Plan amendments	12	—	—	—
Currency translation adjustments and other	58	(11)	4	—

Actuarial present value of benefit obligation at end of year	3,144	2,866	1,203	1,173

Change in plan assets:
Plan assets at fair value at beginning of year	2,135	2,071	81	74
Actual return on plan assets	204	124	12	16
Employer contributions	128	126	70	63
Plan participants’ contributions	2	2	6	6
Gross benefits paid	(188)	(190)	(80)	(79)
Currency translation adjustments and other	41	2	3	1

Plan assets at fair value at end of year	2,322	2,135	92	81

Funded status:	$(822)	$(731)	$(1,111)	$(1,092)

The Health Care Acts signed into law in 2010 impose an excise tax on U.S. health benefit plans when the aggregate value of employer-sponsored health insurance coverage for a plan participant exceeds a threshold amount beginning in 2018 (so-called “Cadillac Plans”). The tax is equal to 40 percent of the excess over the threshold. CNH expects to incur additional costs of $20 million, calculated on a present value basis, on its U.S. postretirement health insurance plans as a result of the excise tax. These costs have been included in the measurement of the CNH’s benefit obligations as of December 31, 2012 and 2011.

The net actuarial loss of $242 million in 2012 and $90 million in 2011 on pension benefits and $39 million in 2012 and $23 million in 2011 on other postretirement benefits were primarily due to lower discount rates.

Net amounts recognized in the consolidated balance sheets as of December 31, 2012 and 2011 consist of:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
	(in millions)
Non-current assets	$7	$6	$—	$—
Current liabilities	(39)	(36)	(75)	(80)
Non-current liabilities	(790)	(701)	(1,036)	(1,012)

Net liability recognized at end of year	$(822)	$(731)	$(1,111)	$(1,092)

Pre-tax amounts recognized in accumulated other comprehensive loss as of December 31, 2012 consist of:

	Pension Benefits	Other Postretirement Benefits
	(in millions)
Unrecognized actuarial losses	$(988)	$(237)
Unrecognized prior service (cost) credit	(10)	34

Total	$(998)	$(203)

The following table summarizes CNH’s pension plans with accumulated benefit obligations in excess of plan assets:

	December 31,
	2012	2011
	(in millions)
Accumulated benefit obligation	$2,982	$2,720

Fair value of plan assets	$2,206	$2,021

The following table summarizes CNH’s pension plans with projected benefit obligations in excess of plan assets:

	December 31,
	2012	2011
	(in millions)
Projected benefit obligation	$3,035	$2,759

Fair value of plan assets	$2,206	$2,021

The total accumulated benefit obligation for all pension plans as of December 31, 2012 and 2011, was $3,091 million and $2,828 million, respectively. Total projected benefit obligations for unfunded pension plans were $493 million and $418 million as of December 31, 2012 and 2011, respectively.

Net Periodic Benefit Cost

The following summarizes the components of net periodic benefit cost of CNH’s defined benefit pension plans and postretirement health and life insurance plans for the years ended December 31, 2012, 2011, and 2010:

	Pension Benefits			Other Postretirement Benefits
	2012	2011	2010	2012	2011	2010
	(in millions)
Service cost	$23	$25	$24	$9	$9	$9
Interest cost	129	143	144	52	58	60
Expected return on assets	(147)	(148)	(137)	(6)	(6)	(5)
Amortization of:
Prior service cost (credit)	3	2	2	(14)	(26)	(41)
Actuarial loss	69	62	66	20	21	15

Net periodic benefit cost	77	84	99	61	56	38
Curtailment and settlement loss (gain) and other	2	—	1	—	—	(1)

Net periodic benefit cost	$79	$84	$100	$61	$56	$37

Expense related to benefits for inactive employees totaled $80 million, $87 million, and $97 million for the years ended December 31, 2012, 2011, and 2010, respectively, and are included in “Other, net” in the accompanying consolidated statements of operations.

Net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligations recognized in other comprehensive loss during 2012 consist of:

	Pension Benefits	Other Postretirement Benefits
	(in millions)
Net periodic benefit cost recognized in net income	$(79)	$(61)
Other changes in plan assets and benefit obligations:
Net actuarial loss	(185)	(33)
Amortization of actuarial loss	69	20
Amortization of prior service cost (credit)	3	(14)
Prior service cost	(11)	—
Currency translation adjustments and other	(11)	(1)

Total recognized in other comprehensive loss	(135)	(28)

Total recognized	$(214)	$(89)

Pre-tax amounts expected to be amortized in 2013 from accumulated other comprehensive loss consist of:

	Pension Benefits	Other Postretirement Benefits
	(in millions)
Actuarial losses	$76	$22
Prior service cost (credit)	2	(12)

Total	$78	$10

Assumptions

The following assumptions were utilized in determining the funded status as at December 31, 2012 and 2011, and the net periodic benefit cost of CNH’s defined benefit pension plans and other postretirement benefit plans for the years ended December 31, 2012, 2011, and 2010:

	2012		2011		2010
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
Assumptions used to determine funded status at December 31:
Weighted-average discount rates	3.78%	3.80%	4.64%	4.57%
Rate of increase in future compensation	3.13%	3.50%	3.32%	3.50%
Assumptions used to determine expense for the years ended December 31:
Weighted-average discount rates	4.64%	4.57%	5.17%	5.18%	5.51%	5.26%
Rate of increase in future compensation	3.32%	3.50%	3.39%	3.50%	3.42%	3.50%
Weighted-average, long-term rates of return on plan assets	6.94%	7.25%	7.13%	7.50%	7.34%	7.75%

Assumed discount rates are used in measurements of pension and postretirement benefit obligations and interest cost components of net periodic cost. CNH selects its assumed discount rates based on the consideration of equivalent yields on high-quality fixed income investments at the measurement date.

The assumed discount rate is used to discount future benefit obligations back to today’s dollars. The discount rates for the U.S., European, U.K. and Canadian obligations are based on a benefit cash flow-matching approach and represent the rates at which the Company’s benefit obligations could effectively be settled as of the Company’s measurement date, December 31. The benefit cash flow-matching approach involves analyzing CNH’s projected cash flows against a high quality bond yield curve, calculated using a wide population of AA-graded corporate bonds subject to minimum amounts outstanding and meeting other defined selection criteria. The discount rates for the Company’s remaining obligations are based on benchmark yield data of high-quality fixed income investments for which the timing and amounts of payments approximate the timing and amounts of projected benefit payments.

The expected long-term rate of return on plan assets reflects management’s expectations on long-term average rates of return on funds invested to provide for benefits included in the projected benefit obligations. The expected return is based on the outlook for inflation, fixed income returns and equity returns, while also considering asset allocation and investment strategy, premiums for active management to the extent asset classes are actively managed and plan expenses. Return patterns and correlations, consensus return forecasts and other relevant financial factors are analyzed to check for reasonability and appropriateness.

The assumed health care trend rate represents the rate at which health care costs are assumed to increase. Rates are determined based on company-specific experience, consultation with actuaries and outside consultants, and various trend factors including for the Company’s U.S. assumptions, general and health care sector-specific inflation projections from the United States Department of Health and Human Services Health Care Financing Administration. The initial trend is a short-term assumption based on recent experience and prevailing market conditions. The ultimate trend is a long-term assumption of health care cost inflation based on general inflation, incremental medical inflation, technology, new medicine, government cost shifting, utilization changes, an aging population and a changing mix of medical services.

As of December 31, 2012, the U.S. and Canada represented approximately 95% and 5%, respectively, of the total other postretirement benefit obligations. The following assumed health care trend rates were utilized in determining the funded status as of December 31, 2012 and 2011, and net periodic benefit cost of CNH’s postretirement health and life insurance plans for the years ended December 31, 2012, 2011, and 2010:

	2012		2011		2010
	U.S. Plans	Canadian Plan	U.S. Plans	Canadian Plan	U.S. Plans	Canadian Plan
Assumptions used to determine funded status at December 31:
Weighted-average, assumed initial healthcare cost trend rate	7.01%	7.50%	7.51%	8.00%
Weighted-average, assumed ultimate healthcare cost trend rate	5.00%	5.00%	5.00%	5.00%
Year anticipated attaining ultimate healthcare cost trend rate	2017	2018	2017	2018
Assumptions used to determine expense for the years ended December 31:
Weighted-average, assumed initial healthcare cost trend rate	7.51%	8.00%	8.00%	8.50%	8.50%	9.00%
Weighted-average, assumed ultimate healthcare cost trend rate	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Year anticipated attaining ultimate healthcare cost trend rate	2017	2018	2017	2018	2017	2018

A one percentage point change in the assumed healthcare cost trend rates would have the following effect:

	One Percentage- Point Increase	One Percentage- Point Decrease
	(in millions)
Total increase/(decrease) in service cost and interest cost components of 2012 net postretirement benefit expense	$7	$(5)
Total increase/(decrease) in accumulated postretirement benefit obligation as of December 31, 2012	$152	$(115)

Plan Assets

The investment strategy followed by CNH varies by country depending on the circumstances of the underlying plan. Typically, less mature plan benefit obligations are funded by using more equity securities as they are expected to achieve long-term growth while exceeding inflation. More mature plan benefit obligations are funded using more fixed income securities as they are expected to produce current income with limited volatility. Risk management practices include the use of multiple asset classes and investment managers within each asset class for diversification purposes. Specific guidelines for each asset class and investment manager are implemented and monitored.

Weighted average target asset allocation for all plans for 2012 are as follows:

All Plans
Asset category:
Equity securities	33%
Debt securities	52%
Cash/Other	15%

CNH determines the fair value of plan assets using observable market data obtained from independent sources when available. CNH classifies its plan assets according to the fair value hierarchy:

Level 1—Quoted prices for identical instruments in active markets.

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2012:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities—Large cap	$139	$139	$—	$—
U.S. equities—Mid cap	45	45	—	—
U.S. equities—Small cap	67	67	—	—
Non-U.S. equities	26	26	—	—

Total equity securities	277	277	—	—

Fixed income securities:
U.S. government bonds	248	247	1	—
U.S. corporate bonds	251	—	251	—
Non-U.S. government bonds	409	25	384	—
Non-U.S. corporate bonds	81	—	81	—
Mortgage backed securities	7	—	7	—
Other fixed income	21	—	21	—

Total fixed income securities	1,017	272	745	—

Other types of investments:
Mutual funds(A)	716	—	716	—
Investment funds(B)	350	—	350	—
Insurance contracts	25	—	—	25
Derivatives:
Credit default swaps—Assets	1	—	1	—

Credit default swaps—net value	1	—	1	—
Total other types of investments	1,092	—	1,067	25

Cash:	28	2	26	—

Total	$2,414	$551	$1,838	$25

(A)	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
(B)	This category includes primarily commingled funds, which invest in equities.

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2012:

Insurance Contracts
Balance at December 31, 2011	$27
Actual return on plan assets relating to assets still held at reporting date	1
Purchases	3
Settlements	(5)
Currency impact	(1)

Balance at December 31, 2012	$25

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2011:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities—Large cap	$119	$119	$—	$—
U.S. equities—Mid cap	45	45	—	—
U.S. equities—Small cap	58	58	—	—
Non-U.S. equities—Large cap	10	10	—	—

Total equity securities	232	232	—	—

Fixed income securities:
U.S. government bonds	246	229	17	—
U.S. corporate bonds	267	—	267	—
Non-U.S. government bonds	301	25	276	—
Non-U.S. corporate bonds	52	—	52	—
Mortgage backed securities	7	—	7	—
Other fixed income	2	—	2	—

Total fixed income securities	875	254	621	—

Other types of investments:
Mutual funds(A)	704	—	704	—
Investment funds(B)	336	—	336	—
Insurance contracts	27	—	—	27
Derivatives:
Credit default swaps—Assets	5	—	5	—
Credit default swaps—Liabilities	(6)	—	(6)	—

Credit default swaps—net value	(1)	—	(1)	—
Total other types of investments	1,066	—	1,039	27

Cash:	43	3	40	—

Total	$2,216	$489	$1,700	$27

(A)	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
(B)	This category includes primarily commingled funds, which invest in equities.

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2011:

Insurance Contracts
Balance at December 31, 2010	$16
Purchases, issuances and settlements	12
Transfers out of Level 3	(1)

Balance at December 31, 2011	$27

Contributions

CNH’s funding policy is to contribute assets to the plans equal to the amounts necessary to, at a minimum, satisfy the funding requirements as prescribed by the laws and regulations of each country.

During 2012, CNH made a discretionary contribution to its U.S. defined benefit pension plan trust of $70 million. CNH currently estimates that discretionary contributions to its U.S. defined benefit pension plans will be up to $70 million in 2013. During 2012, CNH contributed $58 million to its non-U.S. defined benefit plans and expects to make contributions in 2013 of approximately $62 million to such plans.

During 2011, CNH made a discretionary contribution to its U.S. defined benefit pension plan trust of $70 million. During 2011, CNH contributed $55 million to its non-U.S. defined benefit plans.

During 2012 and 2011, CNH did not make any voluntary contributions to its postretirement benefit plans; however, CNH made benefit payments of $70 million and $63 million during 2012 and 2011, respectively. CNH expects that cash requirements for other postretirement employee benefit costs will be approximately $77 million in 2013.

The following summarizes cash flows related to total benefits expected to be paid from the plans or from Company assets, as well as expected Medicare Part D subsidy receipts:

	Pension Benefits	Other Postretirement Benefits	Medicare Part D Reimbursement
	(in millions)
Employer contributions:
2013 (expected)	$133	$80	N/A

Expected benefit payments/(reimbursements):
2013	$195	$90	$(2)
2014	190	92	(2)
2015	192	93	(3)
2016	189	93	(3)
2017	192	92	(3)
2018 – 2022	973	415	(20)

Total	$1,931	$875	$(33)

Defined Contribution Plans

CNH provides defined contribution plans for its U.S. salaried employees, its U.S. non-represented hourly employees and for its represented hourly employees covered by collective bargaining agreements. During the years ended December 31, 2012, 2011, and 2010, CNH recorded expense of $42 million, $39 million, and $33 million, respectively, for its defined contribution plans.